Income Taxes - Components of Provision for Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Currently reportable expense
Federal	$ 0	$ 0
State	0	0
Total	0	0
Deferred benefit:
Federal	6,129	1,841
State	2,163	591
Total	8,292	2,432
Less valuation allowance	(8,292)	(2,432)
Total provision for income tax expense	$ 0	$ 0